Share capital (Tables)	6 Months Ended
Jun. 30, 2020
Share capital
Schedule of changes in options

		June 30, 2020
	Number of options	Weighted average exercise price
Options outstanding, beginning	12,908,315	$2.07
Options granted	—	—
Options exercised	(25,000)	0.30
Options expired and forfeited	(385,311)	2.44
Options cancelled	—	—
Options outstanding, ending	12,498,004	$2.06

Schedule of details of options outstanding

	Weighted average	Number of options	Number of options
Exercise price	contractual life	outstanding	exercisable
$0.30	1.94	2,250,000	2,250,000
$0.80	2.06	621,013	621,013
$2.00	2.16	282,076	257,160
$1.53 USD	3.39	120,000	120,000
$1.80 USD	6.30	120,000	80,000
$1.91 USD	6.44	5,106,250	1,611,865
$2.45 USD	6.10	1,250,000	1,145,833
$2.53 USD	6.11	131,818	120,824
$2.62 USD	1.99	700,000	21,875
$3.40 USD	4.94	1,228,182	1,228,182
$5.00 USD	2.11	352,834	352,834
$6.18 USD	1.57	160,939	134,901
$9.60 USD	4.18	174,892	118,552
		12,498,004	8,063,039

Schedule of changes in warrants

	June 30, 2020		December 31, 2019
	Number of	Weighted average	Number of	Weighted average
	warrants	exercise price	warrants	exercise price
Warrants outstanding, beginning	20,603,396	$4.64	22,369,718	$5.03
Warrants issued	—	—	—	—
Warrants exercised	(187,500)	0.80	(1,116,322)	3.26
Warrants expired	—	—	(650,000)	19.93
Warrants outstanding, ending	20,415,896	$4.68	20,603,396	$4.64

Schedule of details in warrants outstanding

	Weighted average	Number of warrants
Exercise Price	contractual life	outstanding
Non-Transferable Warrants
$0.80 CAD - $16.00 CAD	1.33 years	10,822,559
$2.00 USD - $24.00 USD	3.65 years	5,091,969
Transferable Warrants
$4.25 USD	3.11 years	4,501,368
Warrants outstanding, ending	2.30 years	20,415,896